Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Total	€ (343)	€ (424)	€ 3,040
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	(76)	(4,646)	853
Gain/(loss) from change in demographic assumptions	55	(4)	(13)
(Loss)/gain from change in financial assumptions	(301)	4,534	989
Experience (loss)/gain	(26)	(320)	30
Change in asset ceiling, excluding amounts included in interest expense	5	12	1,181
Total	€ (343)	€ (424)	€ 3,040